Offsetting financial assets and liabilities - Summary of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	€ 435,137	€ 430,561
Gross amounts of recognised financial assets offset in the statement of financial position	(359,124)	(356,524)
Net amounts of financial liabilities presented in the statement of financial position	76,013	74,037
Financial instruments	15,165	18,440
Cash and financial instruments pledged as collateral	45,108	36,833
Net amount	15,740	18,765
Amounts not subject to enforceable netting arrangements	22,892	25,996
Statement of financial position total	98,905	100,033
Deposits from banks	23,257	56,632
Customer deposits	650,276	640,799
Miscellaneous other liabilities	13,667	13,646
Deposits from banks
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	319
Gross amounts of recognised financial assets offset in the statement of financial position	(319)
Net amounts of financial liabilities presented in the statement of financial position
Financial instruments
Cash and financial instruments pledged as collateral
Net amount
Amounts not subject to enforceable netting arrangements	2,064	3,809
Statement of financial position total	2,064	3,809
Deposits from banks | Repurchase, securities lending and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	29
Gross amounts of recognised financial assets offset in the statement of financial position	(29)
Net amounts of financial liabilities presented in the statement of financial position
Financial instruments
Cash and financial instruments pledged as collateral
Net amount
Amounts not subject to enforceable netting arrangements	2,064	3,809
Statement of financial position total	2,064	3,809
Deposits from banks | Other
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	290
Gross amounts of recognised financial assets offset in the statement of financial position	(290)
Net amounts of financial liabilities presented in the statement of financial position
Financial instruments
Cash and financial instruments pledged as collateral
Net amount
Amounts not subject to enforceable netting arrangements
Statement of financial position total
Deposits from banks | Cash pools
Disclosure of credit risk exposure [line items]
Deposits from banks	21,193	52,823
Deposits from banks excluding repurchase agreements subject to offsetting	0	0
Customer deposits
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	249,734	236,219
Gross amounts of recognised financial assets offset in the statement of financial position	(234,617)	(222,857)
Net amounts of financial liabilities presented in the statement of financial position	15,116	13,362
Financial instruments	13	52
Cash and financial instruments pledged as collateral
Net amount	15,103	13,310
Amounts not subject to enforceable netting arrangements
Statement of financial position total	15,116	13,362
Customer deposits | Repurchase, securities lending and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities
Gross amounts of recognised financial assets offset in the statement of financial position
Net amounts of financial liabilities presented in the statement of financial position
Financial instruments
Cash and financial instruments pledged as collateral
Net amount
Amounts not subject to enforceable netting arrangements
Statement of financial position total
Customer deposits | Cash pools
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	249,734	236,219
Gross amounts of recognised financial assets offset in the statement of financial position	(234,617)	(222,857)
Net amounts of financial liabilities presented in the statement of financial position	15,116	13,362
Financial instruments	13	52
Cash and financial instruments pledged as collateral
Net amount	15,103	13,310
Amounts not subject to enforceable netting arrangements
Statement of financial position total	15,116	13,362
Customer deposits	650,179	640,740
Deposits from customers, excluding repurchase agreements subject to offsetting	15,116	13,362
Financial liabilities at fair value through profit or loss | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	177,799	185,808
Gross amounts of recognised financial assets offset in the statement of financial position	(117,415)	(125,233)
Net amounts of financial liabilities presented in the statement of financial position	60,384	60,575
Financial instruments	15,117	18,317
Cash and financial instruments pledged as collateral	45,108	36,833
Net amount	160	5,425
Amounts not subject to enforceable netting arrangements	20,829	22,187
Statement of financial position total	81,213	82,762
Financial liabilities at fair value through profit or loss | Repurchase, securities lending and similar agreements | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	76,581	57,871
Gross amounts of recognised financial assets offset in the statement of financial position	(34,738)	(21,245)
Net amounts of financial liabilities presented in the statement of financial position	41,844	36,626
Financial instruments	235	102
Cash and financial instruments pledged as collateral	41,653	31,868
Net amount	(44)	4,655
Amounts not subject to enforceable netting arrangements	14,222	12,220
Statement of financial position total	56,065	48,846
Financial liabilities at fair value through profit or loss | Derivatives 3 | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	101,218	127,937
Gross amounts of recognised financial assets offset in the statement of financial position	(82,677)	(103,988)
Net amounts of financial liabilities presented in the statement of financial position	18,541	23,949
Financial instruments	14,881	18,215
Cash and financial instruments pledged as collateral	3,455	4,964
Net amount	204	770
Amounts not subject to enforceable netting arrangements	6,607	9,967
Statement of financial position total	25,148	33,917
Other items where offsetting is applied in the statement of financial position
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	7,285	8,535
Gross amounts of recognised financial assets offset in the statement of financial position	(6,773)	(8,435)
Net amounts of financial liabilities presented in the statement of financial position	512	100
Financial instruments	35	70
Cash and financial instruments pledged as collateral
Net amount	477	30
Amounts not subject to enforceable netting arrangements
Statement of financial position total	512	100
Miscellaneous other liabilities	6,509	6,715
Other liabilities - amounts to be settled subject to offsetting	€ 512	€ 100